CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME FOR THE YEAR	$ 929,563	$ 572,081	$ 575,051	$ 609,905
Other comprehensive income that will be reclassified subsequently to profit or loss
Net change in unrealized gains (losses) on available for sale instruments	7,759	4,775	(52,345)	7,243
Gains and losses on derivatives held as cash flow hedges	24,339	14,979	(50,481)	9,971
Cumulative translation adjustment			(59)	2
Subtotal Other comprehensive income before income taxes	32,098	19,754	(102,885)	17,216
Income tax	(8,319)	(5,120)	24,690	(4,600)
Total other comprehensive income items that will be reclassified subsequently to profit or loss	23,779	14,634	(78,195)	12,616
Other comprehensive income that will not be reclassified subsequently to profit or loss
Actuarial gains (losses)	266	164	169	(33)
Subtotal other comprehensive income before income taxes	266	164	169	(33)
Income taxes	(73)	(45)	(45)	9
Total other comprehensive income items that will not be reclassified subsequently to profit or loss	193	119	124	(24)
Subtotal other comprehensive income	23,972	14,753	(78,071)	12,592
TOTAL CONSOLIDATED COMPREHENSIVE INCOME	953,535	586,834	496,980	622,497
Attributable to:
Equity holders of the parent	953,533	586,833	$ 496,980	622,495
Non-controlling interest	$ 2	$ 1		$ 2